SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Government institutions	$ 140	$ 139
Other	2	2
Other receivables	$ 142	$ 141